MORTGAGE-BACKED SECURITIES (Tables) (Mortgage-backed securities)	12 Months Ended
Sep. 30, 2012
Mortgage-backed securities
Held to maturity and available for securities
Schedule of amortized cost and estimated fair value of debt securities available for sale

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078
Total	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$292,101	$34,221	$—	$326,322
Total available for sale	292,101	34,221	—	326,322

Weighted average yield at end of year	5.60%

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

Schedule of amortized cost and fair values of available-for-sale debt securities by contractual maturity

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2012, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$—	$—
Over one through five years	48,218	54,709	147,168	158,105
Over five through ten years	397,216	427,477	—	—
Over ten years	5,211,529	5,614,041	144,933	168,217
Tota1	$5,656,963	$6,096,227	$292,101	$326,322